/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending ,  January  31, 2000

MFS Intermediate Income Trust
Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
1/6/00       Shares of        50,000          6.125            7.12    Paine
             Beneficial                                                Webber
             Interest
1/7/00       Shares of        31,600          6.125            7.13    Paine
             Beneficial                                                Webber
             Interest
1/10/00      Shares of        100,000         6.1875           7.13    Paine
             Beneficial                                                Webber
             Interest
1/11/00      Shares of        100,000         6.125            7.10    Paine
             Beneficial                                                Webber
             Interest
1/12/00      Shares of        75,000          6.0625           7.05    Paine
             Beneficial                                                Webber
             Interest
1/13/00      Shares of        100,000         6.125            7.08    Paine
             Beneficial                                                Webber
             Interest
1/14/00      Shares of        50,000          6.125            7.07    Paine
             Beneficial                                                Webber
             Interest
1/18/99      Shares of        50,000          6.125            7.05    Paine
             Beneficial                                                Webber
             Interest
1/19/00      Shares of        100,000         6.125            7.06    Paine
             Beneficial                                                Webber
             Interest
1/21/00      Shares of        100,000         6.125            7.06    Paine
             Beneficial                                                Webber
             Interest
1/24/00      Shares of        65,000          6.125            7.08    Paine
             Beneficial                                                Webber
             Interest
1/25/00      Shares of        42,300          6.125            7.08    Paine
             Beneficial                                                Webber
             Interest
1/26/00      Shares of        15,800          6.125            7.08    Paine
             Beneficial                                                Webber
             Interest
1/27/00      Shares of        65,000          6.1875           7.07    Paine
             Beneficial                                                Webber
             Interest
1/28/00      Shares of        65,000          6.1875           7.06    Paine
             Beneficial                                                Webber
             Interest
1/31/00      Shares of        36,600          6.1875           7.05    Paine
             Beneficial                                                Webber
             Interest


Total Shares Repurchased:  1,046,300
Remarks: None.

MFS Intermediate Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer